Basis of presentation and statement of compliance - Additional Information (Detail)		12 Months Ended
	Nov. 24, 2021	Dec. 31, 2022
Statement [Line Items]
Proportion of ownership interest in joint arrangement		100.00%
Peace River Oil Partnership [member]
Statement [Line Items]
Proportion of ownership interest in joint arrangement	45.00%	100.00%